UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    March 06, 2003

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Amerada Hess             Common    023551104       1800        32700   X                         32700
Apache Corp              Common    037411105       8989       157727   X                        157727
BP P.L.C.                Common    055622104       3889        95680   X                         95680
Burlington Resources     Common    122014103        674        15800   X                         15800
Canadian Natural Resour  Common    136385101       5364       180800   X                        180800
ChevronTexaco Corporati  Common    166764100      23715       356724   X                        356724
ConocoPhillips           Common    20825C104      11281       233131   X                        233131
Cooper Cameron Corp      Common    216640102       4994       100250   X                        100250
Core Labs NV             Common    N22717107        571        50300   X                         50300
Devon Energy             Common    25179M103      10263       223600   X                        223600
EOG Resources            Common    26875P101       5289       132500   X                        132500
Exxon Mobil Corp         Common    30231G102      74309      2126764   X                       2126764
Forest Oil Corp          Common    346091705       5630       203600   X                        203600
GlobalSantaFe Corp       Common    G3930E101       3028       124490   X                        124490
Halliburton Co           Common    406216101       2212       118250   X                        118250
Helmerich & Payne        Common    423452101        614        22000   X                         22000
Hydrill Company          Common    448774109         71         3000   X                          3000
Kerr McGee Corp          Common    492386107       7181       162094   X                        162094
Knightsbridge Tankers L  Common    G5299G106          9          600   X                           600
Marathon Oil Corp        Common    565849106       1991        93500   X                         93500
Nabors Industries        Common    G6359F103       3732       105800   X                        105800
Noble Energy Inc         Common    655044105       6530       173900   X                        173900
Occidental Pete Corp     Common    674599105       8447       296900   X                        296900
Ocean Energy             Common    67481E106      12420       621940   X                        621940
Pioneer Natural Resouce  Common    723787107      11922       472150   X                        472150
Pogo Producing Co        Common    730448107       8765       235300   X                        235300
Royal Dutch Pete         Common    780257804       7457       169400   X                        169400
Schlumberger LTD         Common    806857108      12475       296400   X                        296400
Spinnaker Exploration C  Common    84855W109       1940        88000   X                         88000
Talisman Energy, Inc     Common    87425E103       1696        46900   X                         46900
Transocean Inc           Common    G90078109       2288        98638   X                         98638
Unocal Corp              Common    915289102       1428        46700   X                         46700
Varco International      Common    922122106        745        42800   X                         42800
W H Energy Services      Common    92925E108       4397       301400   X                        301400
Westport Resources, Inc  Common    961418100       8929       429300   X                        429300
Willbros Group, Inc.     Common    969199108       8336      1014053   X                       1014053
Williams Companies       Common    969457100       1213       449150   X                        449150

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   37

Form 13F Information Table Value Total:  274,595